Invesco International Allocation Fund | Summary - Invesco International Allocation Fund, Class A B C R And Y

Statutory Prospectus Supplement dated June 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Allocation Fund

Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund” and under the heading “Investment Objectives(s), Strategies, Risks and Portfolio Holdings — Risks”:

“Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.”

Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns (for the periods ended December 31, 2010)”:
Average Annual Total Returns Invesco International Allocation Fund	Column		Label		1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco International Allocation Fund	Class A: Inception (10/31/05)		Return Before Taxes		5.82%	2.69%	4.09%	Oct. 31, 2005
Return Before Taxes Class B, Invesco International Allocation Fund	Class B: Inception (10/31/05)				6.18%	2.74%	4.29%	Oct. 31, 2005
Return Before Taxes Class C, Invesco International Allocation Fund	Class C: Inception (10/31/05)				10.18%	3.08%	4.45%	Oct. 31, 2005
Return Before Taxes Class R, Invesco International Allocation Fund	Class R: Inception (10/31/05)				11.84%	3.60%	4.99%	Oct. 31, 2005
Return Before Taxes Class Y, Invesco International Allocation Fund	Class Y: Inception (10/03/08)	[1]			12.29%	3.97%	5.36%	Oct. 03, 2008
Return After Taxes on Distributions Class A, Invesco International Allocation Fund	Class A: Inception (10/31/05)		Return After Taxes on Distributions		5.50%	1.94%	3.23%	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco International Allocation Fund	Class A: Inception (10/31/05)		Return After Taxes on Distributions and Sale of Fund Shares		4.20%	2.16%	3.30%	Oct. 31, 2005
MSCI AC World Ex-US Index			MSCI AC World Ex-US Index	[2]	11.15%	4.82%	6.29%	Oct. 31, 2005
MSCI EAFE Index			MSCI EAFE® Index:	[2]	7.75%	2.46%	3.77%	Oct. 31, 2005
Lipper International Multi-Cap Core Funds Index			Lipper International Multi-Cap Core Funds Index:		12.54%	4.35%	5.52%	Oct. 31, 2005
[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the MSCI AC World Ex-US Index rather than the MSCI EAFE Index as its broad-based securities market/style specific benchmark because the MSCI AC World Ex-US Index more appropriately reflects the Fund's investment style.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”